General and Administrative Expense (Tables)	12 Months Ended
Dec. 31, 2016
General and administrative expenses
General And Administrative Expense
	December 31,
	2014	2015	2016
Management fees - related party	$8,962	$10,764	$11,611
Professional fees (legal and accounting)	813	906	528
Compensation for Directors and Officers	2,004	1,712	1,907
Listing fees and expenses	87	90	107
Miscellaneous	1,465	1,145	1,228
Total	$13,331	$14,617	$15,381